Total
Ave Maria Bond Fund
AVE MARIA BOND FUND
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income.
WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees	Ave Maria Bond Fund Ave Maria Bond Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ave Maria Bond Fund Ave Maria Bond Fund Shares
Management Fees	0.30%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Ave Maria Bond Fund | Ave Maria Bond Fund Shares | USD ($)	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Ave Maria Bond Fund invests primarily (80% or more of its net assets, including the amount of any borrowings for investment purposes) in investment-grade debt securities of domestic issuers, including the U.S. government and its agencies and instrumentalities, corporations and municipalities and money market instruments. The Fund may invest up to 20% of its net assets in equity securities (which include preferred stocks, common stocks paying dividends and securities convertible into common stock) of domestic issuers or U.S. dollar-denominated foreign issuers of any market capitalization. Under normal circumstances, all of the Fund's investments in corporate debt and equity securities will satisfy the Fund's religious criteria. This process is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to core values and teachings of the Roman Catholic Church.

The Fund seeks to invest in securities that appear comparatively undervalued. For example, the Fund would consider a security having a yield that is higher than another security of similar credit quality and duration to be comparatively undervalued. Unlike funds investing solely for income, the Fund also seeks modest capital appreciation and growth of investment income. The Fund may purchase securities that are convertible into common stock or carry warrants or common stock purchase rights when the Adviser believes they offer higher return potential than nonconvertible securities. Convertible securities generally are debt obligations that pay income, but may convert into common or preferred stock under certain circumstances. The Fund may also seek capital appreciation by investing in fixed income securities when the Adviser believes interest rates on such investments may decline, thereby increasing the market value of the Fund's fixed income securities. The Adviser may also purchase securities it believes have a high potential for credit upgrade.

The moral screening process for the Fund uses information from third-party screening providers, the Adviser, shareholders and other sources. The Catholic Advisory Board sets the criteria for screening out companies based on religious principles. In making this determination, the Catholic Advisory Board members are guided by the magisterium of the Roman Catholic Church. The magisterium of the Roman Catholic Church is the authority or office of the Roman Catholic Church to teach the authentic interpretation of the Word of God, whether in its written form or in universal faith and moral practices. This process will, in general, avoid four major categories of companies: (i) those involved in the practice of abortion; (ii) those whose policies are judged to be antifamily, such as companies that distribute pornographic material; (iii) those that contribute corporate funds to Planned Parenthood; and (iv) those that support embryonic stem cell research. The Fund is not authorized or sponsored by the Roman Catholic Church and the Catholic Advisory Board is not affiliated with the Roman Catholic Church. For more information about the Catholic Advisory Board, please turn to page 68 of this Prospectus.

The Fund will invest at least 80% of its net assets in "investment-grade" debt securities and securities issued by the U.S. government, its agencies or instrumentalities. Investment-grade debt securities are corporate bonds, debentures, notes or money market instruments rated in the top four categories at the time of purchase by a nationally recognized rating agency, or unrated securities that the Adviser considers to be of comparable quality. Securities issued by the U.S. government, its agencies or its instrumentalities include direct obligations of the U.S. Treasury (including Treasury Inflation-Protected Securities ("TIPS")) and securities issued or guaranteed as to payment of interest and principal by agencies or instrumentalities of the U.S. government. The Fund will invest no more than 20% of its net assets in debt securities whose highest rating, at the time of purchase, is BBB by S&P Global Ratings ("S&P") (or an equivalent rating) or lower.

The Fund may invest in debt securities of any maturity. In selecting debt securities, the Adviser will focus on the issuer's credit strength as well as the security's effective duration and yield. Effective duration is a measure of a debt security's price sensitivity to interest rate changes. Effective duration takes into account a debt security's cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until the final payment is due. When the Adviser expects interest rates to rise, it may purchase debt securities with shorter maturities or invest in money market instruments. When the Adviser expects interest rates to fall, it may invest in longer-term debt securities. The Adviser may sell a security when it no longer meets its criteria for investment or when there are more attractive investment opportunities available. A stock will automatically be sold, if necessary, to ensure that the Fund's investments are in accordance with its morally responsible investment policy.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE AVE MARIA BOND FUND?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Market Risks. The Fund is subject to the risk that the securities markets may decrease in value. Factors affecting the securities markets include economic growth and decline, interest rate levels and political events. Stocks tend to move in cycles and may experience periods of turbulence and instability. Any equity securities held by the Fund may be subject to certain risks, such as rapid fluctuations in price or liquidity due to earnings or other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to the economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, has resulted in significant disruptions in global business activities and has adversely affected the economies of many countries, including the U.S. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund's ability to generate income. Investments in micro-, small- and mid-sized companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths usually present with larger corporations. Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries, which can make foreign investments more volatile and potentially less liquid than U.S. investments. There is a risk the Adviser will not accurately predict the impact of these and other factors, in which case the securities owned by the Fund might decline in value.

Debt Security Risks. Any debt securities held by the Fund may be subject to certain risks, such as interest rate risks, credit risks and liquidity risks. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Convertible securities may be subject to both debt and equity security risks described herein.

●	Interest Rate Risks. The value of the Fund's debt securities is affected by changes in interest rates. When interest rates rise, the value of the Fund's debt securities and its share price will decline. A change in interest rates will also change the amount of income the Fund generates. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. There is presently uncertainty as to the direction of interest rates and the pace at which interest rates may change. The current historically low interest rate environment heightens the risks associated with rising interest rates and may cause the Fund to face a greater level of interest rate risk and volatility.

●	Credit Risks. The value of the Fund's debt securities is affected by the issuers' continued ability to make interest and principal payments, when due. The Fund could lose money if an issuer cannot meet its financial obligations or if its credit rating is downgraded. Securities rated in the lowest of the investment-grade categories (BBB or an equivalent rating) are considered more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay interest or principal, especially during periods of economic downturn or uncertainty.

An investment grade determination is made at the time of purchase and the Fund is not required to liquidate a security whose rating is reduced below investment grade. When a security's rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Government securities held by the Fund may or may not be backed by the "full faith and credit" of the U.S. government. Securities backed by the full faith and credit of the U.S. government include Treasury securities and Overseas Private Investment Corporation securities. Securities that are not backed by the "full faith and credit" of the U.S. government include securities issued by various other government agencies.

A rating by a nationally recognized statistical rating organization represents the organization's opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized statistical rating organizations present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer's financial condition.

●	Liquidity Risks. Debt securities may also be subject to liquidity risk, which is the risk that a security can not be sold at an advantageous time or price. If a debt security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally the market for certain debt securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the growth of the fixed income market, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity, increased volatility and wider spreads, which may become exacerbated during periods of economic or political stress. Lower rated securities may be subject to greater levels of liquidity risk.

Security Selection Risks. Like any mutual fund, the Fund's method of security selection may not be successful and the Fund might underperform the markets as a whole. The Adviser's opinion about the creditworthiness of a company, the intrinsic value of a security or the direction of interest rates may be incorrect, which may cause the Fund to underperform relative to other mutual funds that have similar investment strategies.

Moral Investing Risks. The Adviser invests in corporate debt and equity securities only if they meet both the Fund's investment and religious criteria, and as such, the Fund's return may be lower than if the Adviser made decisions based solely on investment considerations. If the Fund holds a security of a company that has violated the teachings and core values of the Roman Catholic Church, it could result in the Fund selling the security at an inopportune time from a purely financial point of view. The process of screening out companies based on religious principles relies in part upon information or data from third parties that may be inaccurate or unavailable, which could cause the Fund to inadvertently hold securities that do not meet its religious criteria.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Ave Maria Bond Fund by showing the Fund's performance from year to year for each of the last ten calendar years, and by showing how the Fund's average annual total returns for the 1, 5 and 10 year periods ended December 31, 2019 compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. Updated performance information, current through the most recent month end, is available on the Fund's website (www.avemariafunds.com) or by calling 1-888-726-9331.

During the periods shown in the bar chart, the highest return for a quarter was 3.42% during the quarter ended September 30, 2010 and the lowest return for a quarter was -2.00% during the quarter ended September 30, 2011.

Average Annual Total Returns for Periods Ended December 31, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Ave Maria Bond Fund	1 Year	5 Years	10 Years
Ave Maria Bond Fund Shares	8.30%	3.58%	4.08%
Ave Maria Bond Fund Shares | After Taxes on Distributions	7.19%	2.71%	3.21%
Ave Maria Bond Fund Shares | After Taxes on Distributions and Sales	5.24%	2.51%	2.99%
BLOOMBERG BARCLAYS U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX (reflects no deduction for fees, expenses, or taxes)	6.80%	2.57%	3.05%